Debt (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2019	Aug. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Proceeds from short-term debt	$ 631,617	$ 75,000	$ 200,000		$ 530,000
Proceeds from convertible promissory note			140,000
Interest expense			30,000		51,000
Cash payment			230,000		581,000
Interest expense amortized			2,916,917	$ 161,154	$ 1,052,523
Convertible Note [Member]
Interest expense			45,094
Interest expense amortized			143,000
Prepayment penalties			188,094
Short-term Debt One [Member]
Proceeds from short-term debt			100,000
Short-term Debt Two [Member]
Proceeds from short-term debt			100,000
Derivative Instrument [Member]
Interest expense			718,518
Debt discount			$ 143,000